Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)
Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Current tax income (expense)
Current year	(119)	(741)	(438)
Adjustments for prior years, net	(4)	(14)	26
	(123)	(755)	(412)
Deferred tax income
Creation and reversal of temporary differences	248	1,042	197

Tax benefit (taxes on income)	125	287	(215)

Schedule of Theoretical Tax
Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2020	2019	2018
	€ in thousands

Profit (loss) before taxes on income	(6,293)	9,497	819
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	1,447	(2,184)	(188)

Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	(576)	(11)	45
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	351	710	585
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	483	3,681	-
Change in temporary differences for which deferred tax were not recognized	325	(166)	(576)
Current year tax losses and benefits for which deferred taxes were not created	(1,910)	(1,740)	(136)
Tax benefit (taxes) in respect to previous years and others	5	(3)	55

Actual Tax benefit (tax on income)	125	287	(215)

Schedule of Deferred Taxes

				Carry- forward
	Financial	Fixed	Swap	tax
	assets	assets	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2020	(6,972)	(1,294)	678	3,406	(4,182)
Changes recognized in profit or loss	(219)	704	-	(237)	248
Changes recognized due to business combination	-	(919)	-	1,407	488
Changes recognized in other comprehensive income	127	-	(846)	(36)	(755)
Balance of deferred tax asset (liability) as at
December 31, 2020	(7,064)	(1,509)	(168)	4,540	(4,201)

					Carry-
	Financial	Fixed	Long term	Swap	forward tax
	assets	assets	loans	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2019	(6,935)	(1,916)	710	198	4,147	(3,796)
Changes recognized in profit or loss	719	865	(97)	(27)	(418)	1,042
Changes recognized due to sale of operation	-	(243)	(613)	(261)	(555)	(1,672)
Changes recognized in other comprehensive income	(756)	-	-	768	232	244
Balance of deferred tax asset (liability) as at
December 31, 2019	(6,972)	(1,294)	-	678	3,406	(4,182)